INCOME TAXES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax:
Origination of temporary differences	$ 1,795	$ 710
Tax benefit-previously unrecognized tax assets	247	1,255
Prior year over (under) provision	(47)	(1,105)
Deferred income tax	1,995	860
Income tax recovery	$ 1,995	$ 860